S000054499 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	102 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.67%	11.16%	11.55%
STOXX® Global ESG Select KPIs Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	14.90%	11.37%	12.10%
FlexShares STOXX Global ESG Select Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		14.81%	11.29%	12.06%
Performance Inception Date				Jul. 13, 2016
FlexShares STOXX Global ESG Select Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.31%	10.84%	11.57%
FlexShares STOXX Global ESG Select Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.11%	8.92%	9.81%

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	Formerly known as STOXX® Global ESG Impact IndexSM.